Consolidated Statements of Profit or Loss And Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 144,185	€ 71,579	€ 19,677
Changes in inventories and raw materials and consumables used	(85,605)	(44,253)	(10,574)
Employee benefits	(88,814)	(29,666)	(9,806)
Other operating expenses	(91,555)	(43,405)	(8,192)
Amortization and depreciation	(18,890)	(8,483)	(2,379)
Net other income	1,844	656	289
Operating Loss	(138,835)	(53,572)	(10,985)
Financial income	2,307	155	6
Financial expenses	(7,998)	(32,068)	(1,011)
Change in fair value of derivative warrant liabilities	80,748	(68,953)
Share listing expense		(72,172)
Foreign exchange gains/(losses)	(3,618)	1,026	(69)
Financial Results	71,439	(172,012)	(1,074)
Share of loss of equity-accounted investees	(330)		(253)
Loss before Tax	(67,726)	(225,584)	(12,312)
Income tax credit	4,926	1,807	910
Loss for the Year	€ (62,800)	€ (223,777)	€ (11,402)
Earnings per share
Basic and diluted losses per share (euros per share)	€ (0.38)	€ (1.99)	€ (0.12)
Loss for the Year	€ (62,800)	€ (223,777)	€ (11,402)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	7,996	2,524	92
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax	(9)		0
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	7,987	2,524	92
Other comprehensive income/(loss) for the year	7,987	2,524	92
Total comprehensive loss for the year	€ (54,813)	€ (221,253)	€ (11,310)